Supplement to the

Fidelity® Series Commodity Strategy Fund

Class F (FSCFX)

A Fund of Fidelity Oxford Street Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Series Commodity Strategy Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Series Commodity Strategy Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Series Commodity Strategy Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
SCR-FB-14-01  December 16, 2014
1.908786.105

Supplement to the

Fidelity® Series Commodity Strategy Fund (FCSSX)

A Class of shares of Fidelity Series Commodity Strategy Fund

A Fund of Fidelity Oxford Street Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Series Commodity Strategy Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Series Commodity Strategy Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Series Commodity Strategy Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
SCR-SB-14-01  December 16, 2014
1.908785.105